Property, Plant and Equipment and Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2025
Property, Plant and Equipment and Intangible Assets [Abstract]
Summary of Movements in Property Plant and Equipment and Intangible Assets

Movements in property, plant and equipment and intangible assets during the nine months ended September 30, 2025 are outlined below:

(in USD and thousands)	River Vessels & Equipment	Ocean and Expedition Ships & Equipment	River Vessels under Construction	Ocean Ships under Construction	Office Equipment	Land & Buildings	Other Fixed Assets	Intangible Assets, including Goodwill	Total
Cost as of January 1, 2025	$2,713,263	$4,573,867	$314,717	$407,998	$19,311	$24,013	$53,621	$165,470	$8,272,260
Additions	30,485	4,209	256,503	557,536	1,432	7,594	1,473	25,604	884,836
Disposals	(2,016)	—	—	—	(510)	(483)	—	(11,483)	(14,492)
Reclassified from right-of-use-assets	—	1,267	—	—	22	—	—	—	1,289
Reclassified between assets	97,379	505,771	(97,386)	(505,771)	64	—	(64)	7	—
Effect of currency translation	8,911	—	3,004	—	364	2,856	120	380	15,635
Cost as of September 30, 2025	$2,848,022	$5,085,114	$476,838	$459,763	$20,683	$33,980	$55,150	$179,978	$9,159,528
Accumulated depreciation, amortization and impairment as of January 1, 2025	(1,062,027)	(588,074)	—	—	(14,899)	(8,726)	(37,019)	(104,411)	$(1,815,156)
Depreciation and amortization	(57,883)	(105,860)	—	—	(2,111)	(677)	(1,594)	(17,571)	(185,696)
Depreciation and amortization of disposals	476	—	—	—	510	29	—	10,759	11,774
Reclassified from right-of-use-assets	—	(1,267)	—	—	(22)	—	—	—	(1,289)
Effect of currency translation	(3,815)	—	—	—	(261)	(1,150)	(39)	(335)	(5,600)
Accumulated depreciation, amortization and impairment as of September 30, 2025	$(1,123,249)	$(695,201)	$—	$—	$(16,783)	$(10,524)	$(38,652)	$(111,558)	$(1,995,967)
Net book value
As of January 1, 2025	$1,651,236	$3,985,793	$314,717	$407,998	$4,412	$15,287	$16,602	$61,059	$6,457,104
As of September 30, 2025	$1,724,773	$4,389,913	$476,838	$459,763	$3,900	$23,456	$16,498	$68,420	$7,163,561